Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about other financial liabilities [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Current
Derivative liabilities	$12,451	$15,312
Deferred Rosemont acquisition consideration	9,713	-
Gold prepayment liability	71,394	-
Agreements with communities recorded at amortized cost	7,144	9,401
	100,702	24,713

Non-current
Deferred Rosemont acquisition consideration	17,805	25,961
Gold prepayment liability	68,614	137,031
Wheaton refund liability (note 17)	5,424	-
Agreements with communities recorded at amortized cost	29,129	31,386
	120,972	194,378
	$221,674	$219,091

Disclosure of detailed information about changes in other financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2020	$24,000
Net additions	116,233
Disbursements	(98,375)
Accretion	3,641
Effects of changes in foreign exchange	(4,712)
Balance, December 31, 2020	$40,787
Net additions	22,796
Disbursements	(26,511)
Accretion	2,811
Effects of changes in foreign exchange	(3,610)
Balance, December 31, 2021	$36,273